Restructuring Expenses - Schedule of Restructuring Activities and Related Reserves (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Restructuring Reserve
Beginning Provision	$ 8,658
Charges	89
Cash paid	(1,361)
Foreign currency translation adjustment	(108)
Ending Provision	7,278
Personnel expenses
Restructuring Reserve
Beginning Provision	2,334
Charges	61
Cash paid	(103)
Foreign currency translation adjustment	(44)
Ending Provision	2,248
Demolition and Removal costs
Restructuring Reserve
Beginning Provision	2,541
Charges	9
Cash paid	(1,234)
Foreign currency translation adjustment	(35)
Ending Provision	1,281
Ground remediation costs
Restructuring Reserve
Beginning Provision	2,939
Charges	19
Cash paid	(19)
Foreign currency translation adjustment	(22)
Ending Provision	2,917
Other
Restructuring Reserve
Beginning Provision	844
Charges	0
Cash paid	(4)
Foreign currency translation adjustment	(8)
Ending Provision	$ 832